State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

February 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

RE:	Wasatch Funds, Inc. (the “Company”)

File Nos. 33-010451, 811-04920

Post Effective Amendment No. 41

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectus dated January 31, 2008 for Wasatch Core Growth Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Global Science & Technology Fund, Wasatch Heritage Growth Fund, Wasatch Heritage Value Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Strategic Income Fund, Wasatch Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund does not differ from that contained in Post-Effective Amendment No. 41 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2008 (Accession #0001193125-08-013546).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel

cc:	R. Biles